Consolidated statements of financial position - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Current
Cash	$ 7,418,779	$ 46,791	$ 2,481,904
Trade and other receivables (note 8)	483,184	102,776	406,971
Income tax receivable	9,058	4,784	72,804
Inventories (note 9)	36,871,647	4,602,540	1,806,837
Prepaid expenses and deposits to suppliers (note 9)	3,771,918	1,598,728	1,458,139
Share subscription receivable (note 21)	28,526	29,056	28,962
Advances to related parties (note 21)			14,876
Proceeds receivable from related parties (note 6 and 21)	10,389,917
Total current assets	58,973,029	6,384,675	6,270,493
Right-of-use assets (note 11)	7,070,321	193,319	1,783,963
Property and equipment (note 12)	3,307,055	1,169,982	1,772,371
Intangibles (note 13)	481,197	643,773	713,061
Deferred income taxes (note 26)		59,957	66,253
Goodwill (notes 6 and 7)			7,152,524
Other financial assets	81,655	4,395	84,785
Total assets	69,913,257	8,456,101	17,843,450
Current
Credit facility (note 14)			114,518
Trade and other payables (notes 15 and 21)	8,607,790	3,333,858	1,296,566
Provision on onerous contracts	66,706	67,947	67,726
Contract liabilities (note 16)	5,674,870	613,477	1,341,508
Advances from related parties (note 21)		62,721
Floor plan financing (note 18)	32,511,664
Current portion of lease liabilities (note 17)	1,666,853	90,488	478,491
Current portion of long-term debt (note 19)	657,110	75,159	200,625
Current portion of derivative liabilities (notes 4, 6 and 20)	510,238	1,616,180	4,106,998
Other financial liabilities			84,000
Total current liabilities	49,695,231	5,859,830	7,690,432
Lease liabilities (note 17)	5,338,738	102,078	1,473,333
Long-term debt (note 19)	1,373,885	264,801	24,960
Purchase consideration payable to related party (notes 6, 20 and 21)	5,048,506
Deferred income taxes (note 26)	5,895		48,584
Total liabilities	61,462,255	6,226,709	9,237,309
Shareholders' equity
Capital stock (note 22)	67,144,672	42,029,957	38,339,064
Contributed surplus (note 6 and 23)	11,785,399	9,411,247	9,120,100
Accumulated other comprehensive income	1,102,489	717,753	693,371
Deficit	(71,581,558)	(49,929,565)	(39,546,394)
Total shareholders' equity	8,451,002	2,229,392	8,606,141
Total shareholders' equity and liabilities	$ 69,913,257	$ 8,456,101	$ 17,843,450